Consolidated Balance Sheets (Parentheticals)	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)
Ordinary shares, shares issued	15,300,000	13,000,000
Ordinary shares, shares outstanding	15,300,000	13,000,000
Ordinary shares, shares authorized	Unlimited	Unlimited